Accounts Payable, Other Payables and Accruals - Schedule of Accounts Payable, Other Payables and Accruals (Details) - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts payable	[1]	$ 27,769	$ 61,898
Accrued payroll and welfare payable		85,362	107,284
VAT and other taxes payable		7,416	25,728
Others	[2]	58,530	32,655
Total Other Payables and Accruals		$ 179,077	$ 227,565

[1]	Accounts payable primarily mainly include supplier's service charge to HHMT in 2020, and commission payable for students' referral in 2019.
[2]	Others primarily include miscellaneous expenses payable.